Property and equipment (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property And Equipment
Capitalized borrowing costs	R$ 37	R$ 11
Borrowing costs eligible for capitalization rate	177.29%	153.04%
Cost of goods and services sold	R$ 95	R$ 131